Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions

5.30	Provisions

5.30.1	Provisions for employee commitments

€ in thousand	As at December 31,
	2021	2020
Employer contribution costs on share-based compensation plans	26,520	7,351
Phantom shares	14,267	2,390
Retirement termination benefits	422	550
Leaving indemnities	—	112
Balance as at December 31	41,210	10,403
Less non-current portion	8,308	2,358
Current portion	32,901	8,045

(a)	Share-based provisions

Employer contribution costs on share-based compensation plans and Phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2021: €24.5 (December 31, 2020: €7.75).

(b)	Retirement termination benefits

Some Group companies provide retirement termination benefits to their retirees.

For defined benefit plans, retirement costs are determined once a year using the projected unit credit method. This method sees each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to determine the final obligation. The final obligation is then discounted. These calculations mainly use the following assumptions:

+	a discount rate;

+	a salary increase rate;

+	an employee turnover rate.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.

For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.

Assumptions used

	As at December 31,
	2021	2020
Discount rate	1.00%	0.50%
Salary increase rate	2.00%	2.00%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	22	22

Changes in defined benefit obligation

Present value of obligation development:

€ in thousand	2021	2020
Balance as at January 1	550	404
Current service cost	77	68
Actuarial losses/(gains)	(205)	78
Balance as at December 31	422	550

5.30.2	Other provisions

€ in thousand	As at December 31,
	2021	2020
Non-current	-	-
Current	15,806	2,124
Provisions	15,806	2,124

As at December 31, 2021, the significantly increased provision related mainly to onerous purchase agreements related to the termination of the UK Supply Agreement (€13.5 million). Secondly, the position comprised €2.1 million from a provision for expected legal and settlement costs under a court proceeding related to the Intercell AG/Vivalis SA merger (December 31, 2020: €1.9 million).